Derivative Instruments	12 Months Ended
Oct. 03, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
The Company manages its exposure to various risks relating to its ongoing business operations according to a risk management policy. The primary risks managed with derivative instruments are interest rate risk and foreign exchange risk.
The Company’s derivative positions measured at fair value are summarized in the following tables:

	As of October 3, 2020
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$184	$132	$(77)	$(273)
Interest rate	—	515	(4)	—
Other	1	—	(15)	(4)
Derivatives not designated as hedges
Foreign exchange	53	136	(98)	(101)
Interest Rate	—	—	—	—
Other	—	—	(3)	—
Gross fair value of derivatives	238	783	(197)	(378)
Counterparty netting	(143)	(378)	184	338
Cash collateral (received) paid	(26)	(142)	—	9
Net derivative positions	$69	$263	$(13)	$(31)

	As of September 28, 2019
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$302	$241	$(67)	$(244)
Interest rate	—	89	(82)	—
Other	1	—	(3)	(1)
Derivatives not designated as hedges
Foreign exchange	65	163	(107)	(126)
Interest Rate	—	—	—	(11)
Gross fair value of derivatives	368	493	(259)	(382)
Counterparty netting	(231)	(345)	258	318
Cash collateral (received) paid	(55)	(6)	—	7
Net derivative positions	$82	$142	$(1)	$(57)
Interest Rate Risk Management
The Company is exposed to the impact of interest rate changes primarily through its borrowing activities. The Company’s objective is to mitigate the impact of interest rate changes on earnings and cash flows and on the market value of its borrowings. In accordance with its policy, the Company targets its fixed-rate debt as a percentage of its net debt between a minimum and maximum percentage. The Company primarily uses pay-floating and pay-fixed interest rate swaps to facilitate its interest rate risk management activities.
The Company designates pay-floating interest rate swaps as fair value hedges of fixed-rate borrowings effectively converting fixed-rate borrowings to variable rate borrowings indexed to LIBOR. As of October 3, 2020 and September 28, 2019, the total notional amount of the Company’s pay-floating interest rate swaps was $15.8 billion and $9.9 billion, respectively.
The following table summarizes fair value hedge adjustments to hedged borrowings:

	Carrying Amount of Hedged Borrowings(1)		Fair Value Adjustments Included in Hedged Borrowings(1)
	October 3, 2020	September 28, 2019	October 3, 2020	September 28, 2019
Borrowings:
Current	$753	$1,121	$4	$(3)
Long-term	16,229	9,562	505	34
	$16,982	$10,683	$509	$31
(1)Includes $34 million and $37 million of gains on terminated interest rate swaps as of October 3, 2020 and September 28, 2019, respectively.
The following amounts are included in “Interest expense, net” in the Consolidated Statements of Operations:

	2020	2019	2018
Gain (loss) on:
Pay-floating swaps	$479	$337	$(230)
Borrowings hedged with pay-floating swaps	(479)	(337)	230
Benefit (expense) associated with interest accruals on pay-floating swaps	28	(58)	(15)
The Company may designate pay-fixed interest rate swaps as cash flow hedges of interest payments on floating-rate borrowings. Pay-fixed swaps effectively convert floating rate borrowings to fixed-rate borrowings. The unrealized gains or losses from these cash flow hedges are deferred in AOCI and recognized in interest expense as the interest payments occur. The Company did not have pay-fixed interest rate swaps that were designated as cash flow hedges of interest payments at October 3, 2020 or at September 28, 2019, and gains and losses related to pay-fixed swaps recognized in earnings for fiscal 2020, 2019 and 2018 were not material.
To facilitate its interest rate risk management activities, the Company sold options in November 2016, October 2017 and April 2018 to enter into future pay-floating interest rate swaps indexed to LIBOR for $2.0 billion in future borrowings. The Company repurchased these options in July 2020 for $2 million. The fair values of these contracts were $1 million and $11 million at June 27, 2020 and September 28, 2019, respectively. The options were not designated as hedges and did not qualify for hedge accounting; accordingly, changes in their fair value were recorded in earnings. Gains and losses on the options for fiscal 2020, 2019 and 2018 were not material.
Foreign Exchange Risk Management
The Company transacts business globally and is subject to risks associated with changing foreign currency exchange rates. The Company’s objective is to reduce earnings and cash flow fluctuations associated with foreign currency exchange rate changes, enabling management to focus on core business issues and challenges.
The Company enters into option and forward contracts that change in value as foreign currency exchange rates change to protect the value of its existing foreign currency assets, liabilities, firm commitments and forecasted but not firmly committed foreign currency transactions. In accordance with policy, the Company hedges its forecasted foreign currency transactions for periods generally not to exceed four years within an established minimum and maximum range of annual exposure. The gains and losses on these contracts offset changes in the U.S. dollar equivalent value of the related forecasted transaction, asset, liability or firm commitment. The principal currencies hedged are the euro, Japanese yen, British pound, Chinese yuan and Canadian dollar. Cross-currency swaps are used to effectively convert foreign currency denominated borrowings into U.S. dollar denominated borrowings.
The Company designates foreign exchange forward and option contracts as cash flow hedges of firmly committed and forecasted foreign currency transactions. As of October 3, 2020 and September 28, 2019, the notional amounts of the Company’s net foreign exchange cash flow hedges were $4.6 billion and $6.3 billion, respectively. Mark-to-market gains and losses on these contracts are deferred in AOCI and are recognized in earnings when the hedged transactions occur, offsetting changes in the value of the foreign currency transactions. Net deferred gains recorded in AOCI for contracts that will mature in the next twelve months total $106 million. The following table summarizes the effect of foreign exchange cash flow hedges on AOCI:

	2020	2019
Gain (loss) recognized in Other Comprehensive Income	$(63)	$156
Gain (loss) reclassified from AOCI into the Statement of Operations(1)	269	183
(1)Primarily recorded in revenue.
The Company designates cross currency swaps as fair value hedges of foreign currency denominated borrowings. The impact of the designated exposure is recorded to “Interest Expense, net” to offset the foreign currency impact of the foreign currency denominated borrowing. The non-hedged exposure is recorded to AOCI and is amortized over the life of the cross currency swap. As of October 3, 2020, the total notional amount of the Company’s designated cross currency swaps was Canadian $1.3 billion ($979 million). There were no designated cross currency swaps as of September 28, 2019. Fiscal 2020, gains and losses on cross currency swaps and related hedged items were not material, and there were no gains or losses in fiscal 2019 and 2018.
Foreign exchange risk management contracts with respect to foreign currency denominated assets and liabilities are not designated as hedges and do not qualify for hedge accounting. The notional amounts of these foreign exchange contracts at October 3, 2020 and September 28, 2019 were $3.5 billion and $3.8 billion, respectively. The following table summarizes the net foreign exchange gains or losses recognized on foreign currency denominated assets and liabilities and the net foreign exchange gains or losses on the foreign exchange contracts we entered into to mitigate our exposure with respect to foreign currency denominated assets and liabilities by the corresponding line item in which they are recorded in the Consolidated Statements of Operations:

	Costs and Expenses			Interest expense, net			Income Tax Expense
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Net gains (losses) on foreign currency denominated assets and liabilities	$10	$(188)	$(146)	$1	$16	$39	$(35)	$50	$29
Net gains (losses) on foreign exchange risk management contracts not designated as hedges	(56)	123	104	—	(19)	(46)	33	(51)	(19)
Net gains (losses)	$(46)	$(65)	$(42)	$1	$(3)	$(7)	$(2)	$(1)	$10
Commodity Price Risk Management
The Company is subject to the volatility of commodities prices, and the Company designates certain commodity forward contracts as cash flow hedges of forecasted commodity purchases. Mark-to-market gains and losses on these contracts are deferred in AOCI and are recognized in earnings when the hedged transactions occur, offsetting changes in the value of commodity purchases. The notional amount of these commodities contracts at October 3, 2020 and September 28, 2019 and related gains or losses recognized in earnings were not material for fiscal 2020, 2019 and 2018.
Risk Management – Other Derivatives Not Designated as Hedges
The Company enters into certain other risk management contracts that are not designated as hedges and do not qualify for hedge accounting. These contracts, which include certain swap contracts, are intended to offset economic exposures of the Company and are carried at market value with any changes in value recorded in earnings. The notional amount and fair value of these contracts at October 3, 2020 and September 28, 2019 were not material. The related gains or losses recognized in earnings were not material for fiscal 2020, 2019 and 2018.
Contingent Features and Cash Collateral
The Company has master netting arrangements by counterparty with respect to certain derivative financial instrument contracts. The Company may be required to post collateral in the event that a net liability position with a counterparty exceeds limits defined by contract and that vary with the Company’s credit rating. In addition, these contracts may require a counterparty to post collateral to the Company in the event that a net receivable position with a counterparty exceeds limits defined by contract and that vary with the counterparty’s credit rating. If the Company’s or the counterparty’s credit ratings were to fall below investment grade, such counterparties or the Company would also have the right to terminate our derivative contracts, which could lead to a net payment to or from the Company for the aggregate net value by counterparty of our derivative contracts. The aggregate fair values of derivative instruments with credit-risk-related contingent features in a net liability position by counterparty were $53 million and $65 million at October 3, 2020 and September 28, 2019, respectively.